DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 23,564	$ 77,109	$ 101,953	$ 9,102
Short-term investments	34,043
Finance lease receivable	1,185	1,330
Licence payments	(1,112)	(2,195)
Finance lease payable	(886)	(1,005)
Exchangeable notes	(92,955)	(92,232)	$ (91,514)
Total interest earning financial and interest bearing financial liabilities	$ (36,161)	$ (16,993)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	1.40%	0.80%
Short-term investments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	140.00%
Finance lease receivable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.00%	4.10%
Licence payments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	3.00%	3.00%
Finance lease payable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.60%	4.50%
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.80%	4.80%
6 mths or less [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 23,564	$ 77,109
Short-term investments
Finance lease receivable	267	289
Licence payments	(1,112)	(1,112)
Finance lease payable	(176)	(135)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	22,543	76,151
6 mths - 12 mths [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short-term investments	34,043
Finance lease receivable	233	253
Licence payments		(1,083)
Finance lease payable	(178)	(138)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	34,098	(968)
1-2 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short-term investments
Finance lease receivable	333	392
Licence payments
Finance lease payable	(364)	(286)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	(31)	106
2-5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short-term investments
Finance lease receivable	352	396
Licence payments
Finance lease payable	(168)	(446)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	184	(50)
>5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Finance lease receivable
Deferred consideration
Licence payments
Finance lease payable
Exchangeable notes	(92,955)	(92,232)
Total interest earning financial and interest bearing financial liabilities	$ (92,955)	$ (92,232)